Restructuring and Other Transition Costs - Liability Established by Company in Connection with Restructuring Plan by Category of Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 0.4	$ 1.4	$ 6.0
Charges incurred			2.3
Amounts paid or utilized	(0.3)	(1.0)	(6.9)
Ending Balance	0.1	0.4	1.4
Severance and employee related [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0.3	3.9
Charges incurred			0.6
Amounts paid or utilized		(0.3)	(4.2)
Ending Balance			0.3
Facility exit costs and other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	0.4	1.1	2.1
Charges incurred			1.7
Amounts paid or utilized	(0.3)	(0.7)	(2.7)
Ending Balance	$ 0.1	$ 0.4	$ 1.1